Shareholder Report, Average Annual Return (Details) 1014052_Franklin Exponential Data ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	63 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Exponential Data ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Exponential Data ETF (NAV)
Average Annual Return, Percent	(5.98%)	(2.00%)	(3.20%)
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	11.28%